Fair Value of Financial Instruments and Trading-Related Revenue (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following
table
are the fair values of financial instruments not carried at fair value in our Consolidated Balance Sheet.

(Canadian $ in millions)		2022		2021
	Carrying value	Fair value (6)	Carrying value	Fair value (6)
Securities (1)
Amortized cost	106,590	94,832	49,970	49,810

Loans (1)(2)
Residential mortgages	148,569	142,526	135,653	135,461
Consumer instalment and other personal	85,612	83,948	76,627	76,791
Credit cards	9,387	9,387	7,827	7,827
Business and government	302,079	300,173	233,066	233,670
	545,647	536,034	453,173	453,749

Deposits (3)	742,419	739,339	662,050	662,781
Securitization and structured entities’ liabilities (4)	25,816	24,989	24,631	24,809
Other liabilities (5)	4,088	3,181	–	–
Subordinated debt	8,150	7,743	6,893	7,087

(1)	Carrying value is net of allowances for credit losses.
(2)
Excludes $176 million of residential mortgages classified as FVTPL, $5,496 million of business and government loans classified as
FVTPL and
 $60 million of business and government loans classified as FVOCI ($nil million, $5,022 million and $134 million
,
 respectively, as at October 31, 2021).

(3)
Excludes $26,305

million of structured note liabilities
 ($22,665
million as at October 31, 2021),
 $536
million of structured deposits ($777 million as at October 31, 2021) and $218 million of metal deposits
($139
million as at October

31, 2021) measured at fair value.

(4)	Excludes $1,252 million of securitization and structured entities’ liabilities classified a s FVTPL ($855 million as at October 31, 2021).
(5)	Other liabilities include certain other liabilities of subsidiaries .
(6)
If financial instruments not carried at fair value were categorized based on the fair value hierarchy, all of these financial instruments would be categorized as Level 2, except for amortized cost securities, which would have $39,622 million categorized as Level 1 ($14,117 million as at October 31, 2021), and $55,210 million categorized as Level 2 ($35,693 million as at October 31, 2021).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy

(Canadian $ in millions)	2022				2021
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities

Issued or guaranteed by:
Canadian federal government	6,981	3,955	–	10,936	3,123	4,473	–	7,596
Canadian provincial and municipal governments	1,120	4,990	–	6,110	2,183	3,655	–	5,838
U.S. federal government	7,326	9,373	–	16,699	6,050	3,532	–	9,582
U.S. states, municipalities and agencies	56	83	–	139	–	458	–	458
Other governments	1,085	2,885	–	3,970	1,307	591	–	1,898
NHA MBS, and U.S. agency MBS and CMO	–	13,327	985	14,312	–	13,379	675	14,054
Corporate debt	1,445	8,144	3	9,592	2,231	7,656	7	9,894
Trading loans	–	346	–	346	–	160	–	160
Corporate equity	46,073	–	–	46,073	54,931	–	–	54,931
	64,086	43,103	988	108,177	69,825	33,904	682	104,411
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	319	174	–	493	704	159	–	863
Canadian provincial and municipal governments	36	1,044	–	1,080	137	1,243	–	1,380
U.S. federal government	–	4	–	4	–	38	–	38
Other governments	–	87	–	87	–	92	–	92
NHA MBS, and U.S. agency MBS and CMO	–	8	–	8	–	9	–	9
Corporate debt	62	6,409	8	6,479	160	7,544	–	7,704
Corporate equity	1,440	6	4,044	5,490	1,670	12	2,442	4,124
	1,857	7,732	4,052	13,641	2,671	9,097	2,442	14,210
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	3,544	8,757	–	12,301	9,138	3,927	–	13,065
Canadian provincial and municipal governments	972	3,599	–	4,571	1,438	1,549	–	2,987
U.S. federal government	1,443	1,667	–	3,110	18,873	2,153	–	21,026
U.S. states, municipalities and agencies	–	3,713	1	3,714	–	4,113	1	4,114
Other governments	1,795	4,616	–	6,411	2,803	3,699	–	6,502
NHA MBS, and U.S. agency MBS and CMO	–	9,268	–	9,268	–	12,136	–	12,136
Corporate debt	355	3,678	–	4,033	812	2,349	–	3,161
Corporate equity	–	–	153	153	–	–	132	132
	8,109	35,298	154	43,561	33,064	29,926	133	63,123
Loans
Residential m ortgages	–	176	–	176	–	–	–	–
Business and government loans	–	5,536	20	5,556	–	5,150	6	5,156
	–	5,712	20	5,732	–	5,150	6	5,156
Other Assets (1)	4,148	60	49	4,257	4,392	85	–	4,477
Fair Value Liabilities
Securities sold but not yet purchased	18,465	22,514	–	40,979	17,424	14,649	–	32,073
Structured note liabilities (2)	–	26,305	–	26,305	–	22,665	–	22,665
Structured deposits (3)	–	536	–	536	–	777	–	777
Other liabilities (4)	1,179	2,298	2	3,479	1,106	2,125	–	3,231
	19,644	51,653	2	71,299	18,530	40,216	–	58,746
Derivative Assets
Interest rate contracts	80	12,682	–	12,762	6	8,066	–	8,072
Foreign exchange contracts	21	22,475	26	22,522	3	14,982	–	14,985
Commodity contracts	1,514	4,810	–	6,324	642	6,976	–	7,618
Equity contracts	939	5,552	–	6,491	1,381	4,657	–	6,038
Credit default swaps	–	61	–	61	–	–	–	–
	2,554	45,580	26	48,160	2,032	34,681	–	36,713
Derivative Liabilities
Interest rate contracts	58	16,540	–	16,598	6	6,773	–	6,779
Foreign exchange contracts	2	25,108	–	25,110	4	12,451	–	12,455
Commodity contracts	1,523	2,066	–	3,589	746	1,445	–	2,191
Equity contracts	1,203	13,381	–	14,584	1,581	7,802	–	9,383
Credit default swaps	–	73	2	75	–	5	2	7
	2,786	57,168	2	59,956	2,337	28,476	2	30,815

(1)	Other assets include precious metals, segregated fund assets in our insurance business, certain receivables and other items measured at fair value.
(2)	These structured note liabilities included in deposits have been designated at FVTPL.
(3)	This represents certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL as well as certain securitization and structured entities’ liabilities measured at FVTPL.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions except as noted)							2022
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Range of input values (1)
						Low	High
Private equity (2)	Corporate equity	4,044	Net asset value	Net asset value		na	na
			EV/EBITDA	Multiple		5x	19x
NHA MBS, U.S. agency MBS and CMO	NHA MBS , U.S. agency MBS and CMO	985	Discounted cash flows	Prepayment rate		3%	47%
			Market Comparable	Comparability Adjustment	(3)	(3.83)	6.82

							2021
Private equity (2)	Corporate equity	2,442	Net asset value	Net asset value		na	na
			EV/EBITDA	Multiple		6x	19x
NHA MBS, U.S. agency MBS and CMO	NHA MBS , U.S. agency MBS and CMO	675	Discounted cash flows	Prepayment rate		4%	47%
			Market Comparable	Comparability Adjustment	(3)	(5.56)	5.85

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $832 million of U.S. Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost ($453 million as at October 31, 2021), which approximates fair value, and are held to meet regulatory requirements.

(3)	Range of input values represents price per security adjustment (Canadian $).

Summary of Transfers Between Level 1 and Level 2
The following table presents significant transfers between Level 1 and Level 2 for the years ended October 31, 2022 and October 31, 2021.

(Canadian $ in millions)		2022		2021
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1

Trading securities	10,983	13,062	7,863	11,421
FVTPL securities	607	522	871	902
FVOCI securities	16,452	11,895	11,028	13,542
Securities sold but not yet purchased	9,499	14,623	7,764	5,950

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the years ended October 31, 2022 and 2021, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 to Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 to Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the year ended October 31, 2022 (Canadian $ in millions)	Balance October 31, 2021	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	675	(237)	76	1,045	(657)	–	444	(361)	985	(45)
Corporate debt	7	(2)	(1)	11	(5)	–	2	(9)	3	(1)
Total trading securities	682	(239)	75	1,056	(662)	–	446	(370)	988	(46)
FVTPL Securities
Corporate debt	–	–	–	8	–	–	–	–	8	–
Corporate equity	2,442	231	176	1,450	(321)	–	66	–	4,044	274
Total FVTPL securities	2,442	231	176	1,458	(321)	–	66	–	4,052	274
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate equity	132	–	1	15	(1)	–	6	–	153	na
Total FVOCI securities	133	–	1	15	(1)	–	6	–	154	na
Business and Government Loans	6	–	–	15	–	(1)	–	–	20	–
Other Assets	–	–	–	49	–	–	–	–	49	–
Derivative Assets
Foreign exchange contracts	–	–	–	26	–	–	–	–	26	–
Total derivative assets	–	–	–	26	–	–	–	–	26	–
Other Liabilities	–	–	–	2	–	–	–	–	2	–
Derivative Liabilities
Credit default swaps	2	–	–	–	–	–	3	(3)	2	–
Total derivative liabilities	2	–	–	–	–	–	3	(3)	2	–

		Change in fair value			Movements		Transfers
For the year ended October 31, 2021 (Canadian $ in millions)	Balance October 31, 2020	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	803	(222)	(56)	1,465	(1,253)	–	169	(231)	675	38
Corporate debt	–	–	–	10	(3)	–	–	–	7	–
Total trading securities	803	(222)	(56)	1,475	(1,256)	–	169	(231)	682	38
FVTPL Securities
Corporate debt	–	–	–	–	–	–	–	–	–	–
Corporate equity	1,903	315	(92)	628	(276)	(4)	–	(32)	2,442	374
Total FVTPL securities	1,903	315	(92)	628	(276)	(4)	–	(32)	2,442	374
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate equity	93	–	26	13	–	–	–	–	132	na
Total FVOCI securities	94	–	26	13	–	–	–	–	133	na
Business and Government Loans	1,945	–	(150)	1,812	–	(1,302)	–	(2,299)	6	–
Other Assets	–	–	–	–	–	–	–	–	–	–
Derivative Assets
Foreign exchange contracts	–	–	–	–	–	–	–	–	–	–
Total derivative assets	–	–	–	–	–	–	–	–	–	–
Other Liabilities	–	–	–	–	(13)	–	13	–	–	–
Derivative Liabilities
Credit default swaps	4	–	–	–	–	–	–	(2)	2	–
Total derivative liabilities	4	–	–	–	–	–	–	(2)	2	–

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on trading and FVTPL securities still held on October 31, 2022 and 2021 are included in earnings for the year.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable

Summary Of Trading Revenue	Net interest income arises from interest and dividends related to trading assets and liabilities and is reported net of interest expense associated with funding these assets and liabilities in the following table.

(Canadian $ in millions)	2022	2021
Interest rates	893	1,017
Foreign exchange	571	416
Equities	713	567
Commodities	189	147
Other (1)	7,556	2
Total trading-related revenue	9,922	2,149
Reported as:
Net interest income	1,672	1,853
Non-interest revenue – trading revenues (1)	8,250	296
Total trading-related revenue	9,922	2,149

(1)	Includes management of fair value changes on the purchase of Bank of the West. Refer to Note 10 for further information.